Acquisition - Schedule of Pro Forma Information (Details) (10-K)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Business Combinations [Abstract]
Revenues	$ 2,670,142
Net Loss	$ (16,443,673)
Basic and diluted net loss per common share | $ / shares	$ (1.43)
Weighted average shares - basic and diluted | shares	11,477,666